Consolidated Statements of Comprehensive Income/(Loss) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Statement of comprehensive income [abstract]
(Loss) for the year	$ (491,704)	$ (410,453)	$ (9,745)
Items that will not be subsequently reclassified to profit or loss
Changes in fair value of investments	(1,860)	(24,687)
Revaluation of property and equipment		1,745
Items that will be subsequently reclassified to profit or loss
Exchange differences on translating foreign operations	(8,031)	(13,934)	(1,153)
Exchange differences on revaluation of property and equipment	(156)	78	6
Reclassification of cash flow hedge to consolidated statements of income			375
Fair value gain/(loss) on trade account receivable (FVTOCI)	2,014	(4,664)
Total other comprehensive loss for the year	(8,033)	(41,462)	(772)
Total comprehensive loss for the year, net of tax	(499,737)	(451,915)	(10,517)
Attributable to:
Equity holders of Eros International Plc	(423,130)	(459,321)	(23,106)
Non-controlling interest	$ (76,607)	$ 7,406	$ 12,589